Mar. 03, 2016
ALPS/Red Rocks Listed Private Equity Fund

FINANCIAL INVESTORS TRUST

ALPS/RED ROCKS LISTED PRIVATE EQUITY FUND (THE “FUND”)

SUPPLEMENT DATED MARCH 3, 2016 TO THE FUND’S PROSPECTUS
DATED FEBRUARY 28, 2016

Effective immediately, the section titled “FEES AND EXPENSES OF THE PORTFOLIO” of the Fund’s Prospectus is deleted and replaced in its entirety with the following:

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 120 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I	Class R
Maximum sales charge (load) on purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None
Redemption Fee (as percentage of exchange price or amount redeemed within 90 days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class R
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	0.75%	0.00%	0.50%
Total Other Expenses	0.36%	0.51%	0.31%	0.25%
Shareholder Services Fees	0.15%	0.25%	0.00%	N/A
Other Fund Expenses(1)	0.21%	0.26%	0.31%	0.25%
Acquired Fund Fees and Expenses	0.57%	0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses	2.03%	2.68%	1.73%	2.17%
Fee Waiver and Expense Reimbursement (2)	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.03%	2.68%	1.73%	2.17%

(1)	Other Expenses are based on estimated fees.

(2)	ALPS Advisors, Inc. (the “Adviser”) and Red Rocks Capital LLC (the “Sub-Adviser”) have agreed contractually to limit the amount of the Fund’s total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.25% of the Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect through February 28, 2017. The Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fees and expenses were deferred. The Adviser and the Sub-Adviser may not discontinue this waiver prior to February 28, 2017 without the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2017. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$ 748	$ 1,160	$ 1,597	$ 2,805
Class C Shares	$ 372	$ 835	$ 1,424	$ 3,018
Class I Shares	$ 176	$ 545	$ 938	$ 2,038
Class R Shares	$ 220	$ 679	$ 1,164	$ 2,500
You would pay the following expenses if you did not redeem your shares:
Class A Shares	$ 748	$ 1,160	$ 1,597	$ 2,805
Class C Shares	$ 272	$ 835	$ 1,424	$ 3,018
Class I Shares	$ 176	$ 545	$ 938	$ 2,038
Class R Shares	$ 220	$ 679	$ 1,164	$ 2,500

Please retain this supplement for future reference.